Loans and Allowance for Loan Losses (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Loan portfolio by credit quality indicator
Performing	$ 28,304,658	$ 30,052,638
Non-performing	1,022,687	871,259
Total	29,327,345	30,923,897
Pass	28,165,532	29,925,225
Special mention	177,031	183,515
Substandard	984,782	807,103
Doubtful	0	8,054
Total	29,327,345	30,923,897
One- to four-family, Amortizing [Member]
Loan portfolio by credit quality indicator
Performing	23,417,785	24,733,745
Non-performing	797,905	678,914
Total	24,215,690	25,412,659
Pass	23,325,078	24,646,101
Special mention	146,391	151,800
Substandard	744,221	614,758
Doubtful	0	0
Total	24,215,690	25,412,659
One- to four-family, Interest-only [Member]
Loan portfolio by credit quality indicator
Performing	4,566,001	4,957,115
Non-performing	213,862	179,348
Total	4,779,863	5,136,463
Pass	4,536,090	4,927,545
Special mention	26,428	29,570
Substandard	217,345	179,348
Doubtful	0	0
Total	4,779,863	5,136,463
Multi-family and commercial mortgages [Member]
Loan portfolio by credit quality indicator
Performing	37,411	46,950
Non-performing	2,223	1,117
Total	39,634	48,067
Pass	23,997	37,697
Special mention	2,989	1,199
Substandard	12,648	1,117
Doubtful	0	8,054
Total	39,634	48,067
Construction [Member]
Loan portfolio by credit quality indicator
Performing	585	1,521
Non-performing	4,344	7,560
Total	4,929	9,081
Pass	0	1,521
Special mention	0	0
Substandard	4,929	7,560
Doubtful	0	0
Total	4,929	9,081
Fixed-rate second mortgages [Member]
Loan portfolio by credit quality indicator
Performing	130,869	160,456
Non-performing	728	440
Total	131,597	160,896
Pass	130,649	160,216
Special mention	220	240
Substandard	728	440
Doubtful	0	0
Total	131,597	160,896
Home equity credit lines [Member]
Loan portfolio by credit quality indicator
Performing	130,897	135,111
Non-performing	3,605	2,356
Total	134,502	137,467
Pass	130,487	134,408
Special mention	410	703
Substandard	3,605	2,356
Doubtful	0	0
Total	134,502	137,467
Other [Member]
Loan portfolio by credit quality indicator
Performing	21,110	17,740
Non-performing	20	1,524
Total	21,130	19,264
Pass	19,231	17,737
Special mention	593	3
Substandard	1,306	1,524
Doubtful	0	0
Total	$ 21,130	$ 19,264